SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2013
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$3,630.4	$3,662.2	$3,662.2
States, municipalities, and political subdivisions	2,247.3	2,256.0	2,256.0
Foreign government obligations	15.6	15.6	15.6
Public utilities	96.3	100.0	100.0
Corporate and other debt securities	2,788.7	2,826.6	2,826.6
Asset-backed securities	4,337.5	4,366.1	4,366.1
Redeemable preferred stocks	299.5	313.9	313.9
Total fixed maturities	13,415.3	13,540.4	13,540.4
Equity securities:
Common stocks:
Public utilities	106.7	156.4	156.4
Banks, trusts, and insurance companies	208.1	332.4	332.4
Industrial, miscellaneous, and all other	1,136.3	2,041.7	2,041.7
Nonredeemable preferred stocks	445.7	711.2	711.2
Total equity securities	1,896.8	3,241.7	3,241.7
Short-term investments[1]	1,272.6	1,272.6	1,272.6
Total investments	$16,584.7	$18,054.7	$18,054.7

[1] Includes $6.3 million in treasury bills issued by the Australian government.
Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2013.